Pension and Postretirement Benefit Plans and Defined Contribution Plans (Tables)	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Schedule of Net Periodic Benefit Costs

The following table provides the annual (credit)/cost and changes in Other comprehensive income/(loss) for our benefit plans:
	Year Ended December 31,
	Pension Plans
	U.S. Qualified(a)			U.S. Supplemental (Non-Qualified)			International			Postretirement Plans
(MILLIONS OF DOLLARS)	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
Service cost(b)	$—	$—	$269	$—	$—	$24	$125	$136	$171	$37	$39	$42
Interest cost	629	598	634	47	55	54	215	212	204	75	72	90
Expected return on plan assets	(890)	(1,040)	(1,005)	—	—	—	(317)	(360)	(345)	(33)	(37)	(36)
Amortization of:
Actuarial losses(b)	147	120	393	11	13	50	80	101	116	3	7	31
Prior service cost/(credit)	(3)	2	3	(1)	(1)	(1)	(4)	(4)	(4)	(173)	(178)	(182)
Curtailments	—	12	13	—	1	1	(1)	(4)	—	(47)	(17)	(19)
Settlements	230	113	75	27	26	39	16	4	4	(10)	—	—
Special termination benefits	4	6	—	17	10	—	—	—	1	2	2	—
Net periodic benefit cost/(credit) reported in income(c)	116	(189)	382	100	103	166	115	84	147	(146)	(111)	(75)
(Credit)/cost reported in Other comprehensive income/(loss)	(246)	361	141	115	(189)	23	570	84	(301)	38	105	(8)
(Credit)/cost recognized in Comprehensive income	$(129)	$171	$523	$215	$(86)	$189	$685	$168	$(154)	$(107)	$(6)	$(83)

(a)
In the second quarter of 2017, we settled the remaining obligation associated with the Hospira U.S. qualified defined benefit pension plan. We purchased a group annuity contract on behalf of the remaining plan participants with a third-party insurance provider. As a result, we were relieved of the $156 million net pension benefit obligation and recorded a pretax settlement gain of $41 million, partially offset by the recognition of actuarial losses and prior service costs upon plan settlement of approximately $30 million in Other (income)/deductions—net (see Note 3).

(b)
Effective January 1, 2018, we froze two significant defined benefit pension plans to future benefit accruals in the U.S. and U.K. and as a result, service costs for those plans are eliminated. In addition, due to the plan freeze, the average amortization period for the U.S. qualified plans and U.S. supplemental (non-qualified) plans was extended to the expected life expectancy of the plan participants, whereas the average amortization period in prior years utilized the expected future service period of plan participants.

(c)
We adopted an accounting standard on January 1, 2018 that requires the net periodic pension and postretirement benefit costs other than service costs be presented in Other (income)/deductions––net on the consolidated statements of income. For additional information, see Note 4.

Schedule of Amounts in Accumulated Other Comprehensive Income/(Loss) Expected to be Amortized into 2014 Net Periodic Benefit Costs

The following table provides the amounts in Accumulated other comprehensive loss expected to be amortized into 2020 net periodic benefit costs:
	Pension Plans
(MILLIONS OF DOLLARS)	U.S. Qualified	U.S. Supplemental (Non-Qualified)	International	Postretirement Plans
Actuarial (losses)/gains(a)	$(127)	$(14)	$(124)	$1
Prior service credits and other	3	1	3	172
Total	$(124)	$(14)	$(121)	$172

(a)
Due to the U.S. Pfizer Consolidated Pension Plan freeze effective for January 1, 2018, the average amortization period for the U.S. qualified plans and U.S. supplemental (non-qualified) plans reflect the expected life expectancy of the plan participants, whereas prior years utilized the expected future service period of plan participants. The average amortization periods to be utilized for 2020 are 24.9 years for our U.S. qualified plans, 24.5 years for our U.S. supplemental (non-qualified) plans, 19.4 years for our international plans, and 9.2 years for our postretirement plans.

Schedule of Assumptions Used

The following table provides the weighted-average actuarial assumptions of our benefit plans:
(PERCENTAGES)	2019	2018	2017
Weighted-average assumptions used to determine benefit obligations
Discount rate:
U.S. qualified pension plans	3.3%	4.4%	3.8%
U.S. non-qualified pension plans	3.2%	4.3%	3.7%
International pension plans	1.7%	2.5%	2.3%
Postretirement plans	3.2%	4.3%	3.7%
Rate of compensation increase:
U.S. qualified pension plans(a)	—	—	2.8%
U.S. non-qualified pension plans(a)	—	—	2.8%
International pension plans	1.4%	1.4%	2.5%
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate:
U.S. qualified pension plans	4.4%	3.8%	4.3%
U.S. non-qualified pension plans	4.3%	3.7%	4.2%
International pension plans interest cost	2.2%	2.0%	2.1%
International pension plans service cost	2.4%	2.3%	2.3%
Postretirement plans	4.3%	3.7%	4.2%
Expected return on plan assets:
U.S. qualified pension plans	7.2%	7.5%	8.0%
International pension plans	3.9%	4.4%	4.7%
Postretirement plans	7.3%	7.5%	8.0%
Rate of compensation increase:
U.S. qualified pension plans(a)	—	2.8%	2.8%
U.S. non-qualified pension plans(a)	—	2.8%	2.8%
International pension plans	1.4%	2.5%	2.6%

(a)
Effective January 1, 2018, we froze the defined benefit plans to future benefit accruals in the U.S. and members’ accrued benefits to that date no longer increase in line with future compensation increases. The rate of compensation increase is therefore no longer an assumption used to determine the benefit obligation and net periodic benefit cost.

Schedule of Health Care Cost Trend Rates

The following table provides the healthcare cost trend rate assumptions for our U.S. postretirement benefit plans:
	2019	2018
Healthcare cost trend rate assumed for next year (up to age 65)	5.6%	5.8%
Healthcare cost trend rate assumed for next year (age 65 and older)	6.0%	6.5%
Rate to which the cost trend rate is assumed to decline	4.5%	4.5%
Year that the rate reaches the ultimate trend rate	2037	2037

The following table provides the effects as of December 31, 2019 of a one-percentage-point increase or decrease in the healthcare cost trend rate assumed for postretirement benefits:
(MILLIONS OF DOLLARS)	Increase	Decrease
Effect on total service and interest cost components	$2	$(2)
Effect on postretirement benefit obligation	38	(27)

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates

The following table provides the effects as of December 31, 2019 of a one-percentage-point increase or decrease in the healthcare cost trend rate assumed for postretirement benefits:
(MILLIONS OF DOLLARS)	Increase	Decrease
Effect on total service and interest cost components	$2	$(2)
Effect on postretirement benefit obligation	38	(27)

Schedule of Analysis of the Changes in the Benefit Obligations, Plan assets and Accounting Funded Status of Pension and Postretirement Benefit Plans

The following table provides an analysis of the changes in our benefit obligations, plan assets and funded status of our benefit plans:
	Year Ended December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International		Postretirement Plans
(MILLIONS OF DOLLARS)	2019	2018	2019	2018	2019	2018	2019	2018
Change in benefit obligation(a)

Benefit obligation, beginning	$15,141	$16,702	$1,280	$1,495	$9,952	$10,607	$1,870	$2,028
Service cost	—	—	—	—	125	136	37	39
Interest cost	629	598	47	55	215	212	75	72
Employee contributions	—	—	—	—	7	7	84	102
Plan amendments	—	(22)	—	—	18	29	(56)	2
Changes in actuarial assumptions and other	2,001	(1,219)	152	(152)	1,224	(169)	(87)	(122)
Foreign exchange impact	—	—	—	—	(33)	(457)	(1)	(4)
Acquisitions/divestitures/other, net	(4)	—	(1)	—	(55)	(2)	(36)	—
Curtailments	—	11	—	1	(2)	(3)	—	(1)
Settlements	(692)	(391)	(70)	(72)	(34)	(34)	—	—
Special termination benefits	4	6	17	10	—	—	2	2
Benefits paid	(544)	(546)	(74)	(58)	(360)	(373)	(221)	(249)
Benefit obligation, ending(a)	16,535	15,141	1,351	1,280	11,059	9,952	1,667	1,870

Change in plan assets
Fair value of plan assets, beginning	13,051	14,284	—	—	8,215	8,863	469	494
Actual gain/(loss) on plan assets	2,760	(796)	—	—	873	(77)	50	(22)
Company contributions	11	500	144	129	230	209	137	145
Employee contributions	—	—	—	—	7	7	84	102
Foreign exchange impact	—	—	—	—	42	(380)	—	—
Acquisitions/divestitures, net	—	—	—	—	(16)	—	—	—
Settlements	(692)	(391)	(70)	(72)	(34)	(34)	—	—
Benefits paid	(544)	(546)	(74)	(58)	(360)	(373)	(221)	(249)
Fair value of plan assets, ending	14,586	13,051	—	—	8,956	8,215	519	469
Funded status—Plan assets less than benefit obligation	$(1,949)	$(2,089)	$(1,351)	$(1,280)	$(2,103)	$(1,738)	$(1,148)	$(1,401)

(a)
The PBO represents the present value of the benefit obligation earned through the end of the year and factors in future compensation increases. The ABO is similar to the PBO but does not factor in future compensation increases. For the U.S. qualified and supplemental (non-qualified) pension plans, the benefit obligation is the PBO, which is also equal to the ABO. Effective January 1, 2018, we froze the defined benefit plans to future benefit accruals in the U.S. and members’ accrued benefits to that date no longer increase in line with future compensation increases. The rate of compensation increase is therefore no longer an assumption used to determine the benefit obligation and net periodic benefit cost. For the international pension plans, the benefit obligation is the PBO. The ABO for our international pension plans was $10.6 billion in 2019 and $9.5 billion in 2018. For the postretirement plans, the benefit obligation is the ABO.

Schedule of Amounts Recognized in Balance Sheet

The following table provides information as to how the funded status is recognized in our consolidated balance sheets:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International		Postretirement Plans
(MILLIONS OF DOLLARS)	2019	2018	2019	2018	2019	2018	2019	2018
Noncurrent assets(a)	$—	$—	$—	$—	$453	$401	$—	$—
Current liabilities(b)	—	(1)	(189)	(167)	(30)	(28)	(24)	(29)
Noncurrent liabilities(c)	(1,949)	(2,088)	(1,162)	(1,113)	(2,526)	(2,111)	(1,124)	(1,371)
Funded status	$(1,949)	$(2,089)	$(1,351)	$(1,280)	$(2,103)	$(1,738)	$(1,148)	$(1,401)

(a)	Included in Other noncurrent assets.

(b)	Included in Accrued compensation and related items.
(c)
As of December 31, 2019, included in Pension benefit obligations, net and Postretirement benefit obligations, net, as appropriate. In 2018, included in Pension benefit obligations, net and Postretirement benefit obligations, net, as well as in Liabilities held for sale (see Note 2C), as appropriate.

Schedule of Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

The following table provides the pre-tax components of cumulative amounts recognized in Accumulated other comprehensive loss:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International		Postretirement Plans
(MILLIONS OF DOLLARS)	2019	2018	2019	2018	2019	2018	2019	2018
Actuarial losses(a)	$(4,812)	$(5,061)	$(484)	$(370)	$(2,921)	$(2,372)	$(76)	$(202)
Prior service (costs)/credits	(2)	1	—	1	(21)	—	830	994
Total	$(4,814)	$(5,060)	$(485)	$(370)	$(2,942)	$(2,372)	$754	$792
(a)
The accumulated actuarial losses primarily represent the impact of changes in discount rates and other assumptions that result in cumulative changes in our PBO, as well as the cumulative difference between the expected return and actual return on plan assets. These accumulated actuarial losses are recognized in Accumulated other comprehensive loss and are amortized into net periodic benefit costs primarily over the average remaining service period for active participants for plans that are not frozen or the average life expectancy of plan participants for frozen plans, primarily using the corridor approach.

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets

The following table provides information related to the funded status of selected benefit plans:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International
(MILLIONS OF DOLLARS)	2019	2018	2019	2018	2019	2018
Pension plans with an ABO in excess of plan assets:
Fair value of plan assets	$14,586	$13,051	$—	$—	$5,843	$4,514
ABO	16,535	15,141	1,351	1,280	7,960	6,286
Pension plans with a PBO in excess of plan assets:
Fair value of plan assets	14,586	13,051	—	—	5,947	5,432
PBO	16,535	15,141	1,351	1,280	8,503	7,571

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

The following table provides information related to the funded status of selected benefit plans:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International
(MILLIONS OF DOLLARS)	2019	2018	2019	2018	2019	2018
Pension plans with an ABO in excess of plan assets:
Fair value of plan assets	$14,586	$13,051	$—	$—	$5,843	$4,514
ABO	16,535	15,141	1,351	1,280	7,960	6,286
Pension plans with a PBO in excess of plan assets:
Fair value of plan assets	14,586	13,051	—	—	5,947	5,432
PBO	16,535	15,141	1,351	1,280	8,503	7,571

Schedule of Allocation of Plan Assets

The following table provides the long-term target asset allocations ranges and the percentage of the fair value of plan assets for benefit plans:
	As of December 31,
	Target Allocation Percentage	Percentage of Plan Assets
(PERCENTAGES)	2019	2019	2018
U.S. qualified pension plans
Cash and cash equivalents	0-10%	2.5%	3.4%
Equity securities	35-55%	31.8%	31.3%
Fixed income securities	28-53%	48.7%	47.1%
Other investments	5-20%	17.0%	18.2%
Total	100%	100%	100%
International pension plans
Cash and cash equivalents	0-10%	2.5%	3.0%
Equity securities	20-40%	21.5%	22.9%
Fixed income securities	35-60%	46.9%	46.3%
Other investments	10-35%	29.2%	27.9%
Total	100%	100%	100%
U.S. postretirement plans
Cash and cash equivalents	0-5%	—	—
Other investments	95-100%	100%	100%
Total	100%	100%	100%

The following table provides the components of plan assets:
		Fair Value(a)					Fair Value(a)
(MILLIONS OF DOLLARS)	As of December 31, 2019	Level 1	Level 2	Level 3	Assets Measured at NAV(b)	As of December 31, 2018	Level 1	Level 2	Level 3	Assets Measured at NAV(b)
U.S. qualified pension plans
Cash and cash equivalents	$363	$80	$284	$—	$—	$443	$53	$390	$—	$—
Equity securities:
Global equity securities	3,464	3,406	57	—	—	3,156	3,119	37	—	—
Equity commingled funds	1,179	—	819	—	360	933	—	634	—	299
Fixed income securities:
Corporate debt securities	5,292	10	5,281	1	—	4,654	1	4,650	3	—
Government and agency obligations	1,799	—	1,799	—	—	1,391	—	1,391	—	—
Fixed income commingled funds	6	—	6	—	—	96	—	—	—	96
Other investments:
Partnership investments(c)	1,212	—	—	—	1,212	1,165	—	—	—	1,165
Insurance contracts	196	—	196	—	—	192	—	192	—	—
Other commingled funds(d)	1,075	—	9	—	1,066	1,021	—	—	—	1,021
Total	$14,586	$3,496	$8,451	$1	$2,638	$13,051	$3,173	$7,294	$3	$2,581
International pension plans
Cash and cash equivalents	$221	$33	$187	$—	$—	$246	$39	$208	$—	$—
Equity securities:
Global equity securities	—	—	—	—	—	2	2	—	—	—
Equity commingled funds	1,922	—	1,548	—	374	1,876	—	1,413	—	463
Fixed income securities:
Corporate debt securities	796	—	796	—	—	727	—	727	—	—
Government and agency obligations(e)	1,200	—	1,200	—	—	1,305	—	1,305	—	—
Fixed income commingled funds	2,201	—	1,031	—	1,171	1,770	—	1,007	—	762
Other investments:
Partnership investments(c)	66	—	3	—	63	57	—	4	—	53
Insurance contracts(f)	1,027	—	82	944	1	759	—	74	684	1
Other(d), (f)	1,524	—	82	398	1,043	1,473	—	71	382	1,020
Total	$8,956	$33	$4,929	$1,342	$2,652	$8,215	$40	$4,809	$1,065	$2,300
U.S. postretirement plans(g)
Insurance contracts	$519	$—	$519	$—	$—	$469	$—	$469	$—	$—

(a)	Fair values are determined based on valuation inputs categorized as Level 1, 2 or 3 (see Note 1E).

(b)
Certain investments that are measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The NAV amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented for the total pension benefits plan assets.

(c)	Mainly includes investments in private equity, private debt, public equity limited partnerships, and, to a lesser extent, real estate and venture capital.

(d)	Mostly includes, for U.S. plan assets, investments in hedge funds and, to a lesser extent, real estate and, for international plan assets, investments in real estate and hedge funds.

(e)	Government and agency obligations are inclusive of repurchase agreements.

(f)	See below for a tabular analysis of the changes in Level 3 investments valued using significant unobservable inputs.
(g)
Reflects postretirement plan assets, which support a portion of our U.S. retiree medical plans.

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets

The following table provides an analysis of the changes in our more significant investments valued using significant unobservable inputs:
	Year Ended December 31,
	International Pension Plans
	Insurance contracts		Other
(MILLIONS OF DOLLARS)	2019	2018	2019	2018
Fair value, beginning	$684	$420	$382	$468
Actual return on plan assets:
Assets held, ending	50	1	6	15
Purchases, sales, and settlements, net	(40)	188	6	(31)
Transfer into/(out of) Level 3	247	107	—	(51)
Exchange rate changes	2	(31)	4	(20)
Fair value, ending	$944	$684	$398	$382

Schedule of Expected Future Cash Flow Information

The following table provides the expected future cash flow information related to our benefit plans:
	Pension Plans
(MILLIONS OF DOLLARS)	U.S. Qualified	U.S. Supplemental (Non-Qualified)	International	Postretirement Plans
Expected employer contributions:
2020(a)	$1,276	$189	$172	$147
Expected benefit payments:
2020	$1,477	$189	$355	$153
2021	1,089	113	358	137
2022	1,048	115	364	137
2023	1,046	110	366	136
2024	1,028	103	375	134
2025–2029	4,759	435	1,992	642

(a)
For the U.S. qualified plans, we plan to make a $1.25 billion voluntary contribution in the second half of 2020.